Financial instruments - Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Current portion of lease obligations	€ 22,182	€ 19,563
Long-term lease obligations	149,104	132,301
Total lease liabilities	€ 171,286	€ 151,863